Fair Value Measurement (Fair value on a recurring basis) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current liabilities:
Derivative instruments - Interest rate swap contracts	$ (17.7)	$ 0.0
Recurring
Current assets:
Total assets		9.9
Current liabilities:
Derivative instruments - Interest rate swap contracts	(17.7)
Related party deferred and contingent consideration	(31.5)	(59.0)
Total liabilities	(49.2)	(59.0)
Recurring | Level 1
Current assets:
Total assets		0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0.0
Related party deferred and contingent consideration	0.0	0.0
Total liabilities	0.0	0.0
Recurring | Level 2
Current assets:
Total assets		9.9
Current liabilities:
Derivative instruments - Interest rate swap contracts	(17.7)
Related party deferred and contingent consideration	(31.5)	(59.0)
Total liabilities	(49.2)	(59.0)
Recurring | Level 3
Current assets:
Total assets		0.0
Current liabilities:
Derivative instruments - Interest rate swap contracts	0.0
Related party deferred and contingent consideration	0.0	0.0
Total liabilities	$ 0.0	0.0
Interest Rate Swap | Recurring
Current assets:
Derivative instruments - Interest rate swap contracts		9.9
Interest Rate Swap | Recurring | Level 1
Current assets:
Derivative instruments - Interest rate swap contracts		0.0
Interest Rate Swap | Recurring | Level 2
Current assets:
Derivative instruments - Interest rate swap contracts		9.9
Interest Rate Swap | Recurring | Level 3
Current assets:
Derivative instruments - Interest rate swap contracts		$ 0.0